Commitments and Contingencies (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of activity in accrued warranty account
Balance as of beginning of year	$ 140,074	$ 135,606	$ 50,690
Warranty costs accrued	0	32,816	118,935
Settlements made	0	(28,348)	(34,019)
Total accrued warranty costs	$ 140,074	$ 140,074	$ 135,606